UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington , D.C.  20549

                                  FORM 24f-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24F-2

 Read instructions at end of Form before preparing Form.  Please print or type.

1. Name and address of issuer:           USAA INVESTMENT TRUST
                                    10750 Robert F. McDermott Freeway
                                       San Antonio, Texas  78288

2. Name of each series or class of securities for which this notice is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

       _
      |X|
       -

3. Investment Company Act File Number:                  811-4019

   Securities Act File Number:                          2-91069

4 (a). Last day of the fiscal year for which this notice is filed: May 31, 1998

4 (b). Check this box if this notice is late (ie., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2):
       Not Applicable

4 (c). Check box if this is the last time the issuer will be filing the Form:
       Not Applicable.

5. Calculation of registration fee:

   (i) Aggregate sale price of securities sold during the fiscal year in pursuant to
       section 24(f):                                            $ 1,606,352,656

  (ii) Aggregate price of securities redeemed
       or repurchased during the fiscal year:   $  986,842,938

 (iii) Aggregate price of shares redeemed or
       repurchased during any prior fiscal year
       ending no earlier than October 11, 1995
       that were not previously used to reduce
       registration fees payable to the
       Commission:                              $            0
                                                --------------

  (iv) Total available redemption credits [add
       Items 5(ii) and 5(iii):                                 - $   986,842,938
                                                                 ---------------

   (v) Net sales -- if Item 5(i) is greater
       than Item 5(iv) [subtract Item 5(iv)
       from Item 5(i)]:                                          $   619,509,718

_______________________________________________________________
  (vi) Redemption credits available for use in
       future years                             $            0
       -- if Item 5(i) is less than Item 5(iv) -------------- [subtract Item 5(iv) from Item 5(i)]:
_______________________________________________________________

 (vii) Multiplier for determining registration
       fee (See Instruction C.9):                              x        0.000295
                                                               -----------------

(viii) Registration fee due [multiply Item 5(v)
       by Item 5(vii)] (enter "0" if no fee is
       due):                                                   =         182,755
                                                               =================

6. Prepaid Shares

   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: n/a. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: n/a

7. Interest due -- if this Form is being filed more than
   90 days after the end of the issuer's fiscal year
   (see Instruction D):                                        + $           n/a
                                                               -----------------

8. Total of the amount of the  registration  fee due plus
   any interest due [line 5(viii) plus line 7]:                = $       182,755
                                                               =================

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: July 22, 1998

                  Method of Delivery:

                       ___X___ Wire Transfer
                       _______ Mail or other means

                                    SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)* ____________________________

                                   Sherron Kirk, Treasurer
                                   ____________________________



         Date:  July 24, 1998
                ___________________________

                * Please print the name and title of the signing officer below the signature.